Supplementary cash flow information (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Increase to property, plant and equipment assets due to remeasurements of decommissioning and restoration liabilities	$ 10,661	$ 24,956
Additions related to capital additions under finance lease, property, plant and equipment	3,234	12,932
Proceeds from sale leaseback	$ 67,275	$ 0